CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY	Ordinary Shares Adjustment CNY (¥)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Treasury shares Adjustment CNY (¥)	Treasury shares CNY (¥)	Treasury shares USD ($)	Additional paid-in capital Adjustment CNY (¥)	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Accumulated other comprehensive (loss) income Adjustment CNY (¥)	Accumulated other comprehensive (loss) income CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Retained earnings (Accumulated deficit) Adjustment CNY (¥)	Retained earnings (Accumulated deficit) CNY (¥)	Retained earnings (Accumulated deficit) USD ($)	Total Cango Inc.'s equity Adjustment CNY (¥)	Total Cango Inc.'s equity CNY (¥)	Total Cango Inc.'s equity USD ($)	Adjustment CNY (¥)	CNY (¥) shares	USD ($) shares
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2020		¥ 204,260			¥ (56,419,225)			¥ 4,591,455,557			¥ (115,386,427)			¥ 3,955,354,972			¥ 8,375,209,137			¥ 8,375,209,137
Balance Beginning (in shares) at Dec. 31, 2020 | shares		299,749,760	299,749,760
Repurchase of ordinary shares					(444,401,172)												(444,401,172)			(444,401,172)
Repurchase of ordinary shares (in shares) | shares		(21,001,856)	(21,001,856)
Exercise of share options					15,557,184			(7,320,571)									8,236,613			¥ 8,236,613
Exercise of share options (in shares) | shares		737,228	737,228																	737,228	737,228
Share-based compensation (note 21)								87,634,835									87,634,835			¥ 87,634,835
Net loss														(8,544,352)			(8,544,352)			(8,544,352)
Other comprehensive loss											(72,130,683)						(72,130,683)			(72,130,683)
Dividends to shareholders														(955,437,557)			(955,437,557)			(955,437,557)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2021		¥ 204,260			(485,263,213)			4,671,769,821			(187,517,110)			2,991,373,063			6,990,566,821			6,990,566,821
Balance Ending (in shares) at Dec. 31, 2021 | shares		279,485,132	279,485,132
Repurchase of ordinary shares		¥ 0			(105,835,309)			0			0			0			(105,835,309)			(105,835,309)
Repurchase of ordinary shares (in shares) | shares		(11,718,250)	(11,718,250)
Exercise of share options		¥ 0			32,093,306			(25,051,869)			0			0			7,041,437			¥ 7,041,437
Exercise of share options (in shares) | shares		1,817,288	1,817,288																	1,817,288	1,817,288
Share-based compensation (note 21)		¥ 0			0			158,522,520			0			0			158,522,520			¥ 158,522,520
Net loss		0			0			0			0			(1,111,207,883)			(1,111,207,883)			(1,111,207,883)
Other comprehensive loss		0			0			0			253,877,012			0			253,877,012			253,877,012
Dividends to shareholders		0			0			0			0			(1,871,055,593)			(1,871,055,593)			(1,871,055,593)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022		¥ 204,260			(559,005,216)			4,805,240,472			66,359,902			9,109,587			4,321,909,005			4,321,909,005
Balance Ending (in shares) at Dec. 31, 2022 | shares		269,584,170	269,584,170
Repurchase of ordinary shares		¥ 0			(246,882,138)			0			0			0			(246,882,138)			(246,882,138)
Repurchase of ordinary shares (in shares) | shares		(53,034,002)	(53,034,002)
Exercise of share options		¥ 0			32,756,606			(30,051,400)			0			0			2,705,206			¥ 2,705,206
Exercise of share options (in shares) | shares		1,285,640	1,285,640																	1,285,640	1,285,640
Share-based compensation (note 21)		¥ 0			0			38,490,513			0			0			38,490,513			¥ 38,490,513
Net loss		0			0			0			0			(37,873,274)			(37,873,274)			(37,873,274)	$ (5,334,339)
Other comprehensive loss		0			0			0			45,489,264			0			45,489,264			45,489,264
Equity, Attributable to Parent, Ending Balance (Adoption of ASC 326) at Dec. 31, 2023	¥ 0			¥ 0			¥ 0			¥ 0			¥ (306,862,089)			¥ (306,862,089)			¥ (306,862,089)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2023		¥ 204,260	$ 28,769		¥ (773,130,748)	$ (108,893,188)		¥ 4,813,679,585	$ 677,992,589		¥ 111,849,166	$ 15,753,626		¥ (335,625,776)	$ (47,271,902)		¥ 3,816,976,487	$ 537,609,894		¥ 3,816,976,487	$ 537,609,894
Balance Ending (in shares) at Dec. 31, 2023 | shares		217,835,808	217,835,808